Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2015 Fund	May 30, 2024
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.33%
Past 5 years	5.76%
Since Inception	4.74%	[1]
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.29%
Past 5 years	4.10%
Since Inception	3.42%	[1]
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.83%
Past 5 years	4.10%
Since Inception	3.37%	[1]
Fidelity Freedom Index 2015 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.27%
Since Inception	3.64%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.46%
F1902
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.84%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .